Cover	Jan. 23, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2020
Entity File Number	000-21918
Entity Registrant Name	FLIR SYSTEMS, INC.
Entity Central Index Key	0000354908
Entity Tax Identification Number	93-0708501
Entity Incorporation, State or Country Code	OR
Entity Address, Address Line One	27700 SW Parkway Avenue
Entity Address, City or Town	Wilsonville
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97070
City Area Code	503
Local Phone Number	498-3547
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FLIR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false